Borrowings (Schedule of Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	$ 57,557	$ 43,044
Rate	0.71%	0.76%
Average Balance	$ 43,525
Weighted Average Rate	0.78%
Mid-Term Repo Maturing April 2016 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	$ 7,500	$ 7,500
Rate	0.63%	0.63%
Average Balance	$ 7,500
Weighted Average Rate	0.63%
Mid-Term Repo Maturing March 2017 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	$ 6,250	$ 6,250
Rate	1.10%	1.10%
Average Balance	$ 6,250
Weighted Average Rate	1.10%
Fixed rate loan maturing April 2018 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	$ 5,000	$ 5,000
Rate	1.60%	1.60%
Average Balance	$ 5,000
Weighted Average Rate	1.60%
Fixed rate loan maturing April 2019 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	$ 3,750	$ 3,750
Rate	2.00%	2.00%
Average Balance	$ 3,750
Weighted Average Rate	2.00%
Securities Sold under Agreements to Repurchase [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	$ 4,996	$ 4,594
Rate	0.10%	0.10%
Average Balance	$ 4,716
Weighted Average Rate	0.10%
Overnight Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	$ 30,061	$ 9,700
Rate	0.44%	0.27%
Average Balance	$ 10,693
Weighted Average Rate	0.38%
Mid-Term Repo Maturing August 2015 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance		$ 6,250
Rate		0.39%
Average Balance	$ 5,616
Weighted Average Rate	0.39%